Post Balance Sheet Events	12 Months Ended
Mar. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Post Balance Sheet Events

30. Post balance sheet events

Spectrum Annual Licence Fee restitution claim

Annual fees for 1800MHz spectrum have increased from 31 January 2019 following Ofcom’s final statement and introduction of new fees regulations in December 2018. The Group has sought, through legal proceedings, repayment of overpaid fees that were charged during the period 2015-2017 under the previous 2015 fees regulations that were quashed by the Court of Appeal in 2017. On 17 May 2019, the Commercial Court handed down its judgment in the favour of the Group and the Group received a payment of £87m on 21 May 2019. Ofcom has obtained permission to appeal the judgment to the Court of Appeal, the appeal will likely be heard in late 2020.